Shareholder Report	4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	43 Months Ended	47 Months Ended	54 Months Ended	62 Months Ended	69 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		LITMAN GREGORY FUNDS TRUST
Entity Central Index Key		0001020425
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000218348
Shareholder Report [Line Items]
Fund Name		iMGP Small Company Fund
Class Name		Institutional
Trading Symbol		PFSVX
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual Shareholder Report contains important information about iMGP Small Company Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		323-372-1960
Additional Information Website		https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$58	1.15%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  On April 30 2024, Polen Capital was added as a second subadvisor to the fund, employing a small-cap growth strategy.

  During the six-month period, the fund gained 2.01% vs. 1.73% for the Russell 2000 Index.

  The period also saw an ongoing preference for large-caps where the performance gap between small-caps and large-caps continued to widen.

  Industrials were the strongest performing sector driven by selection. Consumer Staples and Information Technology were the biggest detractors.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	Institutional	Russell 2000 Index	Morningstar Small Blend Category
7/30/2020	$10,000	$10,000	$10,000
7/31/2020	$10,000	$10,000	$10,000
8/31/2020	$10,140	$10,563	$10,440
9/30/2020	$9,970	$10,211	$10,046
10/31/2020	$10,180	$10,424	$10,266
11/30/2020	$11,710	$12,346	$11,930
12/31/2020	$12,710	$13,414	$12,862
1/31/2021	$12,770	$14,089	$13,284
2/28/2021	$14,230	$14,967	$14,347
3/31/2021	$14,940	$15,117	$14,807
4/30/2021	$15,220	$15,435	$15,257
5/31/2021	$15,340	$15,467	$15,449
6/30/2021	$14,790	$15,766	$15,451
7/31/2021	$14,670	$15,197	$15,213
8/31/2021	$14,830	$15,537	$15,527
9/30/2021	$14,410	$15,079	$15,106
10/31/2021	$14,870	$15,720	$15,754
11/30/2021	$14,510	$15,065	$15,262
12/31/2021	$15,209	$15,402	$15,930
1/31/2022	$14,308	$13,919	$14,754
2/28/2022	$14,830	$14,067	$14,875
3/31/2022	$14,503	$14,243	$14,938
4/30/2022	$13,193	$12,831	$13,757
5/31/2022	$13,152	$12,850	$13,907
6/30/2022	$12,200	$11,794	$12,734
7/31/2022	$13,141	$13,025	$13,948
8/31/2022	$12,660	$12,758	$13,482
9/30/2022	$11,535	$11,536	$12,224
10/31/2022	$13,080	$12,805	$13,578
11/30/2022	$14,022	$13,105	$14,122
12/31/2022	$13,172	$12,254	$13,325
1/31/2023	$14,298	$13,448	$14,549
2/28/2023	$14,114	$13,221	$14,362
3/31/2023	$13,500	$12,590	$13,748
4/30/2023	$12,937	$12,363	$13,466
5/31/2023	$13,019	$12,249	$13,222
6/30/2023	$14,595	$13,245	$14,312
7/31/2023	$15,188	$14,055	$15,022
8/31/2023	$15,168	$13,352	$14,480
9/30/2023	$14,410	$12,566	$13,714
10/31/2023	$13,960	$11,709	$12,910
11/30/2023	$14,820	$12,768	$13,966
12/31/2023	$16,431	$14,329	$15,460
1/31/2024	$15,791	$13,771	$15,034
2/29/2024	$16,928	$14,550	$15,735
3/31/2024	$17,689	$15,071	$16,339
4/30/2024	$16,586	$14,010	$15,342
5/31/2024	$17,215	$14,713	$16,066
6/30/2024	$16,762	$14,577	$15,809

Average Annual Return [Table Text Block]
	1 Year	Since Inception 7/31/20
Institutional	14.85%	14.09%
Russell 2000 Index	10.06%	10.10%
Morningstar Small Blend Category	10.42%	12.29%

Performance Inception Date						Jul. 31, 2020
Performance Table Market Index Changed [Text Block]

Effective April 29, 2024, the iMGP Small Company Fund’s primary benchmark changed from the MSCI USA Small Cap Value Index to the Russell 2000 Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The MSCI USA Small Cap Value Index is now the Fund’s secondary benchmark.

AssetsNet	$ 47,408,812	$ 47,408,812	$ 47,408,812	$ 47,408,812	$ 47,408,812	$ 47,408,812	$ 47,408,812	$ 47,408,812	$ 47,408,812
Holdings Count | Holding	61	61	61	61	61	61	61	61	61
Advisory Fees Paid, Amount		$ 168,875
InvestmentCompanyPortfolioTurnover		116.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$47,408,812
# of Fund Holdings	61
Fund Turnover Rate	116%
Total Advisory Fees Paid	$168,875

Holdings [Text Block]

Industry Weighting

Value	Value
Cash	2.2%
Energy	2.3
Real Estate	2.4
Materials	7.8
Health Care & Pharmaceuticals	9.9
Consumer Discretionary	14.0
Finance	15.6
Information Technology	20.5
Industrials	25.4

Largest Holdings [Text Block]

Top Ten Holdings

Clearwater Analytics Holdings Inc Class A	3.2%
ExlService Holdings Inc	3.2%
CCC Intelligent Solutions Holdings Inc	3.1%
Alarm.com Holdings Inc	2.8%
Globant SA	2.7%
Hamilton Lane Inc Class A	2.7%
Medpace Holdings Inc	2.7%
Ollie's Bargain Outlet Holdings Inc	2.6%
Core & Main Inc Class A	2.6%
Goosehead Insurance Inc Class A	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 29, 2024. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960. The Board of Trustees of the Fund approved the following changes to the Fund.

A change in the name from iMGP SBH Focused Small Value Fund to the iMGP Small Company Fund.

Modifications to the Fund’s principal investment strategies to no longer invest primarily in value companies as part of its 80% investment policy. In addition, Polen Capital Management, LLC was added as a sub-adviser.

Material Fund Change Name [Text Block]		A change in the name from iMGP SBH Focused Small Value Fund to the iMGP Small Company Fund.
Material Fund Change Strategies [Text Block]

Modifications to the Fund’s principal investment strategies to no longer invest primarily in value companies as part of its 80% investment policy. In addition, Polen Capital Management, LLC was added as a sub-adviser.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since April 29, 2024. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960. The Board of Trustees of the Fund approved the following changes to the Fund.

Updated Prospectus Phone Number		323-372-1960
Updated Prospectus Web Address		imgpfunds.com
C000247047
Shareholder Report [Line Items]
Fund Name	Polen Capital China Growth ETF
Trading Symbol	PCCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about Polen Capital China Growth ETF for the period of March 14, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$30	1.00%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  After a challenging period plagued by the ongoing property crisis and disappointing economic growth in China, more encouraging economic data and signs of supportive policy decisions in recent months have led to strength in China equities.

  Our focus remains on identifying companies with sustainable competitive advantages that we believe can generate long-term earnings and cash flow growth, regardless of commodity fluctuations or economic cycles.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	ETF	MSCI China All Shares Index	Morningstar China Region Category
3/13/2024	$10,000	$10,000	$10,000
3/31/2024	$9,633	$9,834	$9,763
4/30/2024	$10,363	$10,301	$10,166
5/31/2024	$10,494	$10,422	$10,288
6/30/2024	$10,143	$10,164	$9,955

Average Annual Return [Table Text Block]
Since Inception 3/14/24
ETF	1.43%
MSCI China All Shares Index	(0.45%)
Morningstar China Region Category	1.64%

Performance Inception Date	Mar. 14, 2024
AssetsNet	$ 1,268,973	$ 1,268,973	$ 1,268,973	$ 1,268,973	$ 1,268,973	$ 1,268,973	$ 1,268,973	$ 1,268,973	$ 1,268,973
Holdings Count | Holding	26	26	26	26	26	26	26	26	26
Advisory Fees Paid, Amount	$ 4,250
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,268,973
# of Fund Holdings	26
Fund Turnover Rate	20%
Total Advisory Fees Paid	$4,250

Holdings [Text Block]

Industry Weighting

Value	Value
Information Technology	1.9%
Real Estate	2.5
Utilities	2.7
Cash	3.1
Materials	3.4
Consumer Staples	5.5
Health Care & Pharmaceuticals	6.5
Industrials	8.2
Finance	17.5
Communication Services	22.4
Consumer Discretionary	26.3

Largest Holdings [Text Block]

Top Ten Holdings

Tencent Holdings Ltd	11.7%
Aia Group Ltd	7.7%
Hong Kong Exchanges & Clear	7.1%
Haier Smart Home Co Ltd-H	6.1%
Byd Co Ltd-H	5.9%
Meituan-Class B	5.4%
Trip.Com Group Ltd	5.1%
Netease Inc	4.8%
Tencent Music Entertainm-Adr	4.8%
Shandong Sinocera Function-A	3.4%

Material Fund Change [Text Block]
C000247050
Shareholder Report [Line Items]
Fund Name	Polen Capital International Growth ETF
Trading Symbol	PCIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about Polen Capital International Growth ETF for the period of March 14, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$25	0.85%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Portfolio returns in the quarter were again largely driven by our higher conviction weightings. Most of these companies are seeing a healthy combination of building business momentum, accelerating earnings growth, and reasonable valuations.

  However, a few of our larger positions in the Healthcare and Information Technology sectors saw share price weakness in the quarter, which adversely impacted returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	ETF	MSCI ACWI Ex USA Index	Morningstar Foreign Large Growth Category
3/13/2024	$10,000	$10,000	$10,000
3/31/2024	$9,972	$10,061	$10,020
4/30/2024	$9,305	$9,881	$9,601
5/31/2024	$9,461	$10,167	$10,043
6/30/2024	$9,604	$10,158	$9,993

Average Annual Return [Table Text Block]
Since Inception 3/14/24
ETF	(3.96%)
MSCI ACWI Ex USA Index	1.58%
Morningstar Foreign Large Growth Category	0.15%

Performance Inception Date	Mar. 14, 2024
AssetsNet	$ 26,171,421	$ 26,171,421	$ 26,171,421	$ 26,171,421	$ 26,171,421	$ 26,171,421	$ 26,171,421	$ 26,171,421	$ 26,171,421
Holdings Count | Holding	27	27	27	27	27	27	27	27	27
Advisory Fees Paid, Amount	$ 58,251
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$26,171,421
# of Fund Holdings	27
Fund Turnover Rate	6%
Total Advisory Fees Paid	$58,251

Holdings [Text Block]

Industry Weighting

Value	Value
Consumer Staples	2.1%
Cash	3.3
Industrials	7.6
Finance	10.1
Consumer Discretionary	15.1
Health Care & Pharmaceuticals	27.1
Information Technology	34.7

Largest Holdings [Text Block]

Top Ten Holdings

Icon Plc	11.4%
Sage Group (The) PLC	8.6%
SAP SE	8.5%
Siemens Healthineers Ag	6.2%
Aon PLC Class A	5.8%
Medtronic Plc	4.8%
Evolution AB	4.6%
Asml Holding Nv	4.3%
Hdfc Bank Ltd-Adr	4.3%
Adidas Ag	3.8%

Material Fund Change [Text Block]
C000103965
Shareholder Report [Line Items]
Fund Name		iMGP Alternative Strategies Fund
Class Name		Institutional
Trading Symbol		MASFX
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual Shareholder Report contains important information about iMGP Alternative Strategies Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number		323-372-1960
Additional Information Website		https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$78	1.54%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fund gained 4.62% in the first half. Performance was driven by the fund’s allocation to DBi, which manages a trend-following strategy. This strategy accounted for approximately half of the fund’s net gains in the period, producing the highest return on capital of all the subadvisors (+14.29%).

  The fund’s overweight (27%) to DoubleLine’s Opportunistic Income strategy was additive, producing approximately one-fifth of the fund’s return, with the third highest return on capital (+3.76%).

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	8.60%	2.56%	2.68%
Bloomberg US Agg Bond Index	2.63%	(0.23%)	1.35%
ICE BofA US 3-Month Treasury Bill	5.40%	2.16%	1.51%
Morningstar Multistrategy Category	8.09%	3.61%	2.53%

Performance Table Market Index Changed [Text Block]

Effective April 29, 2024, the iMGP Alternative Strategies Fund’s primary benchmark changed from the ICE BofAML U.S. 3-Month Treasury Index to the Bloomberg U.S. Aggregate Bond Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The ICE BofAML U.S. 3-Month Treasury Index is now the Fund’s secondary benchmark.

AssetsNet	$ 565,900,654	$ 565,900,654	$ 565,900,654	$ 565,900,654	$ 565,900,654	$ 565,900,654	$ 565,900,654	$ 565,900,654	$ 565,900,654
Holdings Count | Holding	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055
Advisory Fees Paid, Amount		$ 3,635,056
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$565,900,654
# of Fund Holdings	1,055
Fund Turnover Rate	43%
Total Advisory Fees Paid	$3,635,056

Holdings [Text Block]

Equity Holdings by Sector

Value	Value
Energy	0.5%
Real Estate	0.8%
Utilities	3.0%
Consumer Staples	4.7%
Consumer Discretionary	6.7%
Financials	8.0%
Materials	8.6%
Industrials	10.4%
Communication Services	13.0%
Information Technology	18.4%
Health Care & Pharmaceuticals	25.9%

Largest Holdings [Text Block]

Asset Allocation

Other	0.3%
Cash & Equivalents	5.5%
Equity	16.0%
Fixed Income	78.2%

Material Fund Change [Text Block]
C000103966
Shareholder Report [Line Items]
Fund Name		iMGP Alternative Strategies Fund
Class Name		Investor
Trading Symbol		MASNX
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual Shareholder Report contains important information about iMGP Alternative Strategies Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number		323-372-1960
Additional Information Website		https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$91	1.79%

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fund gained 4.48% in the first half. Performance was driven by the fund’s allocation to DBi, which manages a trend-following strategy. This strategy accounted for approximately half of the fund’s net gains in the period, producing the highest return on capital of all the subadvisors (+14.29%).

  The fund’s overweight (27%) to DoubleLine’s Opportunistic Income strategy was additive, producing approximately one-fifth of the fund’s return, with the third highest return on capital (+3.76%).

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor	8.30%	2.31%	2.43%
Bloomberg US Agg Bond Index	2.63%	(0.23%)	1.35%
ICE BofA US 3-Month Treasury Bill	5.40%	2.16%	1.51%
Morningstar Multistrategy Category	8.09%	3.61%	2.53%

Performance Table Market Index Changed [Text Block]

Effective April 29, 2024, the iMGP Alternative Strategies Fund’s primary benchmark changed from the ICE BofAML U.S. 3-Month Treasury Index to the Bloomberg U.S. Aggregate Bond Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The ICE BofAML U.S. 3-Month Treasury Index is now the Fund’s secondary benchmark.

AssetsNet	$ 565,900,654	$ 565,900,654	$ 565,900,654	$ 565,900,654	$ 565,900,654	$ 565,900,654	$ 565,900,654	$ 565,900,654	$ 565,900,654
Holdings Count | Holding	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055	1,055
Advisory Fees Paid, Amount		$ 3,635,056
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$565,900,654
# of Fund Holdings	1,055
Fund Turnover Rate	43%
Total Advisory Fees Paid	$3,635,056

Holdings [Text Block]

Equity Holdings by Sector

Value	Value
Energy	0.5%
Real Estate	0.8%
Utilities	3.0%
Consumer Staples	4.7%
Consumer Discretionary	6.7%
Financials	8.0%
Materials	8.6%
Industrials	10.4%
Communication Services	13.0%
Information Technology	18.4%
Health Care & Pharmaceuticals	25.9%

Largest Holdings [Text Block]

Asset Allocation

Other	0.3%
Cash & Equivalents	5.5%
Equity	16.0%
Fixed Income	78.2%

Material Fund Change [Text Block]
C000243085
Shareholder Report [Line Items]
Fund Name		iMGP Berkshire Dividend Growth ETF
Trading Symbol		BDVG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual Shareholder Report contains important information about iMGP Berkshire Dividend Growth ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number		323-372-1960
Additional Information Website		https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$28	0.55%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Sector allocations had a minimal impact on overall returns over the last six months compared to the ETF’s value benchmark.

  Compared to a broader blend benchmark, the ETF faced headwinds from the index’s concentration in mega-cap growth companies.

  Relative to a value benchmark, the ETF’s largest overweight is to the technology sector, while its largest underweight is to financials.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	ETF	Russell 1000 Index	Morningstar Large Value Category	Russell 1000 Value Index
6/29/2023	$10,000	$10,000	$10,000	$10,000
6/30/2023	$10,094	$10,119	$10,083	$10,087
7/31/2023	$10,370	$10,467	$10,458	$10,442
8/31/2023	$10,030	$10,284	$10,194	$10,160
9/30/2023	$9,633	$9,801	$9,829	$9,768
10/31/2023	$9,414	$9,564	$9,545	$9,423
11/30/2023	$9,979	$10,457	$10,229	$10,134
12/31/2023	$10,456	$10,973	$10,782	$10,695
1/31/2024	$10,533	$11,126	$10,823	$10,706
2/29/2024	$10,843	$11,727	$11,175	$11,101
3/31/2024	$11,241	$12,103	$11,739	$11,656
4/30/2024	$10,795	$11,588	$11,265	$11,159
5/31/2024	$11,117	$12,134	$11,611	$11,512
6/30/2024	$11,102	$12,535	$11,571	$11,404

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/29/23
ETF	9.99%	10.99%
Russell 1000 Index	23.88%	25.22%
Morningstar Large Value Category	14.72%	15.59%
Russell 1000 Value Index	13.06%	13.97%

Performance Inception Date				Jun. 29, 2023
Performance Table Market Index Changed [Text Block]

Effective April 29, 2024, the iMGP Berkshire Dividend Growth ETF’s primary benchmark changed from the Russell 1000 Value Index to the Russell 1000 Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The Russell 1000 Value Index is now the Fund’s secondary benchmark.

AssetsNet	$ 6,883,765	$ 6,883,765	$ 6,883,765	$ 6,883,765	$ 6,883,765	$ 6,883,765	$ 6,883,765	$ 6,883,765	$ 6,883,765
Holdings Count | Holding	38	38	38	38	38	38	38	38	38
Advisory Fees Paid, Amount		$ 10,783
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$6,883,765
# of Fund Holdings	38
Fund Turnover Rate	3%
Total Advisory Fees Paid	$10,783

Holdings [Text Block]

Industry Weighting

Value	Value
Cash	1.2%
Real Estate	1.3
Utilities	2.6
Materials	4.3
Consumer Discretionary	4.9
Energy	8.2
Health Care & Pharmaceuticals	13.0
Consumer Staples	13.8
Industrials	15.9
Finance	17.2
Information Technology	17.6

Largest Holdings [Text Block]

Top Ten Holdings

Bank of America Corp	4.9%
Chevron Corp	4.7%
Microsoft Corp	4.6%
JPMorgan Chase & Co	4.3%
Nucor Corp	4.3%
Qualcomm Inc	4.2%
Apple Inc	4.1%
AbbVie Inc	3.9%
Waste Management Inc	3.3%
Lockheed Martin Corp	3.2%

Material Fund Change [Text Block]
C000229358
Shareholder Report [Line Items]
Fund Name		iMGP DBi Hedge Strategy ETF
Trading Symbol		DBEH
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual Shareholder Report contains important information about iMGP DBi Hedge Strategy ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		323-372-1960
Additional Information Website		https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$43	0.85%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fund was up 4.52% using market price, and 4.71% using NAV. The majority of gains came in the first quarter as global equity markets rose sharply, while the second quarter produced modest equity market performance (but significant volatility).

  Gross equity exposure in the portfolio rose steadily throughout the first quarter, but reverted to “normal” ranges – around 55% -- which is double the lows of the past few years but about half the peak of the post-Covid monetary-driven euphoria.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	ETF	MSCI All Country World Index	Morningstar Long-Short Equity Category
12/17/2019	$10,000	$10,000	$10,000
12/31/2019	$10,001	$10,103	$10,035
1/31/2020	$9,995	$9,991	$9,949
2/29/2020	$9,639	$9,184	$9,452
3/31/2020	$8,822	$7,944	$8,755
4/30/2020	$9,495	$8,795	$9,211
5/31/2020	$9,770	$9,178	$9,373
6/30/2020	$10,124	$9,471	$9,449
7/31/2020	$10,555	$9,972	$9,736
8/31/2020	$10,880	$10,582	$10,040
9/30/2020	$10,701	$10,241	$9,826
10/31/2020	$10,605	$9,992	$9,698
11/30/2020	$11,748	$11,224	$10,266
12/31/2020	$12,359	$11,745	$10,591
1/31/2021	$12,582	$11,692	$10,517
2/28/2021	$12,644	$11,962	$10,792
3/31/2021	$12,714	$12,282	$11,119
4/30/2021	$12,941	$12,819	$11,451
5/31/2021	$12,984	$13,018	$11,571
6/30/2021	$13,040	$13,190	$11,548
7/31/2021	$12,893	$13,281	$11,595
8/31/2021	$13,086	$13,613	$11,744
9/30/2021	$12,688	$13,051	$11,393
10/31/2021	$13,021	$13,717	$11,694
11/30/2021	$12,700	$13,387	$11,552
12/31/2021	$12,984	$13,922	$11,919
1/31/2022	$12,544	$13,238	$11,670
2/28/2022	$12,481	$12,897	$11,508
3/31/2022	$12,813	$13,176	$11,591
4/30/2022	$12,545	$12,121	$11,201
5/31/2022	$12,569	$12,135	$11,288
6/30/2022	$12,203	$11,113	$10,764
7/31/2022	$12,593	$11,889	$11,076
8/31/2022	$12,425	$11,451	$10,854
9/30/2022	$12,090	$10,355	$10,398
10/31/2022	$12,378	$10,980	$10,863
11/30/2022	$12,487	$11,831	$11,194
12/31/2022	$12,138	$11,366	$10,923
1/31/2023	$12,503	$12,180	$11,269
2/28/2023	$12,454	$11,831	$11,069
3/31/2023	$12,353	$12,196	$11,111
4/30/2023	$12,372	$12,371	$11,176
5/31/2023	$12,363	$12,239	$11,055
6/30/2023	$12,742	$12,949	$11,459
7/31/2023	$12,947	$13,423	$11,671
8/31/2023	$12,795	$13,048	$11,552
9/30/2023	$12,588	$12,509	$11,332
10/31/2023	$12,581	$12,133	$11,208
11/30/2023	$12,836	$13,252	$11,653
12/31/2023	$13,098	$13,889	$12,009
1/31/2024	$13,054	$13,970	$12,134
2/29/2024	$13,265	$14,570	$12,492
3/31/2024	$13,501	$15,027	$12,842
4/30/2024	$13,209	$14,532	$12,526
5/31/2024	$13,541	$15,122	$12,853
6/30/2024	$13,715	$15,458	$12,915

Average Annual Return [Table Text Block]
	1 Year	Since Inception 12/17/19
ETF	7.64%	7.21%
MSCI All Country World Index	19.38%	10.08%
Morningstar Long-Short Equity Category	12.58%	5.78%

Performance Inception Date							Dec. 17, 2019
Performance Table Market Index Changed [Text Block]

Effective April 29, 2024, the iMGP DBi Hedge Strategy ETF’s primary benchmark changed from the Morningstar US Fund LongShort Equity Category to the MSCI All Country World Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The Morningstar US Fund Long-Short Equity Category is now the Fund’s secondary benchmark.

AssetsNet	$ 13,572,386	$ 13,572,386	$ 13,572,386	$ 13,572,386	$ 13,572,386	$ 13,572,386	$ 13,572,386	$ 13,572,386	$ 13,572,386
Holdings Count | Holding	10	10	10	10	10	10	10	10	10
Advisory Fees Paid, Amount		$ 126,640
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,572,386
# of Fund Holdings	10
Fund Turnover Rate	0%
Total Advisory Fees Paid	$126,640

Holdings [Text Block]

Asset Class Exposure

Value	Value
Emerging Market Equities	6.2%
International Developed Equities	14.6%
Us Equities	30.0%
Us Dollar	37.7%
Fixed Income	61.1%

Largest Holdings [Text Block]

Fund Constituents

US LONG BOND(CBT) JUN24	(6.0%)
MSCI EMGMKT JUN24	6.2%
E-MINI RUSS 2000 JUN24	6.4%
S+P MID 400 EMINI JUN24	10.1%
NASDAQ 100 E-MINI JUN24	13.6%
MSCI EAFE JUN24	14.6%
DOLLAR INDEX JUN24	37.7%
TREASURY BILL	61.4%
US 2YR NOTE (CBT) JUN24	67.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since the end of the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960. At the recommendation of iM Global Partner Fund Management, LLC, the Fund’s investment adviser, the Board of Trustees of the Fund approved the liquidation and termination of the Fund. The Fund will create and redeem creation units through September 16, 2024, which will also be the last day of trading of the Fund’s shares on the NYSE Arca.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since the end of the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960. At the recommendation of iM Global Partner Fund Management, LLC, the Fund’s investment adviser, the Board of Trustees of the Fund approved the liquidation and termination of the Fund. The Fund will create and redeem creation units through September 16, 2024, which will also be the last day of trading of the Fund’s shares on the NYSE Arca.

Updated Prospectus Phone Number		323-372-1960
Updated Prospectus Web Address		imgpfunds.com
C000229357
Shareholder Report [Line Items]
Fund Name		iMGP DBi Managed Futures Strategy ETF
Trading Symbol		DBMF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual Shareholder Report contains important information about iMGP DBi Managed Futures Strategy ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number		323-372-1960
Additional Information Website		https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$46	0.85%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fund was up 18.34% using market price, and 18.31% using NAV.

  The majority of gains in the fund were driven by currency positions, with the vast majority of that driven by short positioning in the Japanese Yen against the U.S. dollar. This was a consistent winning position across both the first and second quarters.

  Equity index exposures (primarily on the long side) across developed international, U.S. large cap, and emerging markets, were the second largest contributor for the year.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	ETF	Bloomberg US Agg Bond Index	Morningstar Systematic Trend Category	SG CTA Index
5/7/2019	$10,000	$10,000	$10,000	$10,000
5/31/2019	$10,127	$10,149	$9,922	$9,888
6/30/2019	$10,272	$10,276	$10,126	$10,130
7/31/2019	$10,480	$10,299	$10,364	$10,491
8/31/2019	$11,268	$10,566	$10,809	$10,845
9/30/2019	$11,096	$10,509	$10,424	$10,499
10/31/2019	$10,995	$10,541	$10,173	$10,248
11/30/2019	$11,076	$10,536	$10,214	$10,338
12/31/2019	$11,076	$10,528	$10,148	$10,272
1/31/2020	$11,159	$10,731	$10,210	$10,358
2/29/2020	$10,954	$10,924	$10,062	$10,203
3/31/2020	$11,067	$10,860	$10,165	$10,217
4/30/2020	$11,271	$11,053	$10,176	$10,240
5/31/2020	$10,907	$11,104	$10,050	$10,142
6/30/2020	$10,703	$11,174	$9,947	$9,997
7/31/2020	$11,162	$11,341	$10,113	$10,254
8/31/2020	$11,124	$11,250	$10,097	$10,123
9/30/2020	$10,769	$11,243	$9,887	$9,927
10/31/2020	$10,779	$11,193	$9,823	$9,914
11/30/2020	$10,834	$11,303	$10,011	$10,037
12/31/2020	$11,279	$11,319	$10,413	$10,598
1/31/2021	$11,231	$11,237	$10,384	$10,470
2/28/2021	$11,808	$11,075	$10,704	$10,771
3/31/2021	$12,081	$10,937	$10,787	$10,866
4/30/2021	$12,310	$11,023	$11,048	$11,193
5/31/2021	$12,599	$11,059	$11,242	$11,409
6/30/2021	$12,503	$11,137	$11,080	$11,288
7/31/2021	$12,624	$11,262	$11,053	$11,320
8/31/2021	$12,432	$11,240	$11,005	$11,288
9/30/2021	$12,086	$11,143	$11,015	$11,354
10/31/2021	$12,671	$11,140	$11,287	$11,644
11/30/2021	$12,038	$11,173	$10,794	$11,211
12/31/2021	$12,385	$11,144	$10,928	$11,251
1/31/2022	$12,573	$10,904	$11,132	$11,492
2/28/2022	$12,795	$10,782	$11,337	$11,781
3/31/2022	$13,891	$10,483	$12,058	$12,692
4/30/2022	$15,353	$10,085	$12,661	$13,433
5/31/2022	$15,274	$10,150	$12,616	$13,418
6/30/2022	$15,634	$9,991	$12,676	$13,630
7/31/2022	$15,218	$10,235	$12,355	$13,213
8/31/2022	$15,549	$9,946	$12,706	$13,645
9/30/2022	$16,473	$9,516	$13,187	$14,189
10/31/2022	$16,688	$9,393	$13,221	$14,256
11/30/2022	$15,283	$9,738	$12,561	$13,531
12/31/2022	$15,242	$9,694	$12,515	$13,518
1/31/2023	$14,888	$9,992	$12,394	$13,410
2/28/2023	$14,914	$9,734	$12,603	$13,695
3/31/2023	$13,823	$9,981	$11,915	$12,817
4/30/2023	$13,964	$10,042	$12,142	$13,079
5/31/2023	$14,043	$9,933	$12,302	$13,345
6/30/2023	$14,506	$9,897	$12,479	$13,520
7/31/2023	$14,468	$9,890	$12,410	$13,376
8/31/2023	$14,473	$9,827	$12,313	$13,307
9/30/2023	$15,142	$9,577	$12,646	$13,761
10/31/2023	$15,092	$9,426	$12,574	$13,621
11/30/2023	$14,337	$9,853	$12,092	$13,154
12/31/2023	$13,913	$10,230	$11,969	$13,046
1/31/2024	$14,225	$10,202	$12,091	$13,179
2/29/2024	$14,749	$10,058	$12,634	$13,824
3/31/2024	$15,581	$10,151	$12,986	$14,309
4/30/2024	$16,198	$9,894	$13,177	$14,567
5/31/2024	$16,142	$10,062	$13,037	$14,287
6/30/2024	$16,460	$10,157	$12,823	$13,989

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/7/19
ETF	13.47%	9.89%	10.17%
Bloomberg US Agg Bond Index	2.63%	(0.23%)	0.30%
Morningstar Systematic Trend Category	2.97%	4.89%	5.00%
SG CTA Index	3.48%	6.67%	6.74%

Performance Inception Date								May 07, 2019
Performance Table Market Index Changed [Text Block]

Effective April 29, 2024, the iMGP DBi Managed Futures Strategy Fund’s primary benchmark changed from the SG CTA Index to the Bloomberg U.S. Aggregate Bond Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The SG CTA Index is now the Fund’s secondary benchmark.

AssetsNet	$ 1,067,071,298	$ 1,067,071,298	$ 1,067,071,298	$ 1,067,071,298	$ 1,067,071,298	$ 1,067,071,298	$ 1,067,071,298	$ 1,067,071,298	$ 1,067,071,298
Holdings Count | Holding	12	12	12	12	12	12	12	12	12
Advisory Fees Paid, Amount		$ 3,751,763
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,067,071,298
# of Fund Holdings	12
Fund Turnover Rate	0%
Total Advisory Fees Paid	$3,751,763

Holdings [Text Block]

Asset Class Exposure

Value	Value
Fixed Income	- 145.4%
Currencies	- 37.8%
Us Equities	- 23.1%
Emerging Market Equities	7.2%
International Developed Equities	24.9%
Commodities	31.5%

Largest Holdings [Text Block]

Fund Constituents

US 2YR NOTE (CBT) JUN24	(83.6%)
JPN YEN CURR FUT JUN24	(62.9%)
US 10YR NOTE (CBT)JUN24	(37.9%)
US LONG BOND(CBT) JUN24	(23.9%)
S+P500 EMINI FUT JUN24	(23.1%)
MSCI EMGMKT JUN24	7.2%
WTI CRUDE FUTURE JUN24	12.4%
GOLD 100 OZ FUTR AUG24	19.1%
MSCI EAFE JUN24	24.9%
EURO FX CURR FUT JUN24	25.1%
TREASURY BILL	74.5%

Material Fund Change [Text Block]
C000229356
Shareholder Report [Line Items]
Fund Name		iMGP Dolan McEniry Corporate Bond Fund
Class Name		Institutional
Trading Symbol		IDMIX
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual Shareholder Report contains important information about iMGP Dolan McEniry Corporate Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number		323-372-1960
Additional Information Website		https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.70%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fund gained 1.11% in the six-month period.

  Economic data softened, but overall credit fundamentals remain strong.

  As of June, the fund had a +24 basis point yield premium and similar duration versus the Bloomberg U.S Intermediate Credit.

  During the period, yield curve positioning and duration had a minimal effect on the performance versus the benchmark. High-yield exposure helped early in the six-month period but a detractor late in the period when duration outperformed credit.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	Institutional	Bloomberg US Agg Bond Index	Bloomberg US Interm Credit Index	Morningstar Corporate Bond Category
9/28/2018	$10,000	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,000	$10,000
10/31/2018	$9,939	$9,921	$9,958	$9,872
11/30/2018	$9,950	$9,980	$9,966	$9,845
12/31/2018	$9,923	$10,164	$10,075	$9,957
1/31/2019	$10,156	$10,271	$10,236	$10,188
2/28/2019	$10,244	$10,266	$10,271	$10,221
3/31/2019	$10,418	$10,463	$10,433	$10,456
4/30/2019	$10,480	$10,465	$10,478	$10,519
5/31/2019	$10,539	$10,651	$10,588	$10,626
6/30/2019	$10,689	$10,785	$10,745	$10,855
7/31/2019	$10,738	$10,809	$10,767	$10,909
8/31/2019	$10,898	$11,089	$10,953	$11,169
9/30/2019	$10,901	$11,030	$10,927	$11,120
10/31/2019	$10,987	$11,063	$10,991	$11,184
11/30/2019	$10,989	$11,057	$10,992	$11,209
12/31/2019	$11,039	$11,049	$11,034	$11,254
1/31/2020	$11,176	$11,262	$11,193	$11,476
2/29/2020	$11,218	$11,465	$11,307	$11,569
3/31/2020	$10,426	$11,397	$10,775	$10,718
4/30/2020	$10,829	$11,600	$11,145	$11,252
5/31/2020	$11,056	$11,654	$11,332	$11,477
6/30/2020	$11,228	$11,727	$11,494	$11,706
7/31/2020	$11,441	$11,903	$11,653	$12,040
8/31/2020	$11,460	$11,806	$11,652	$11,951
9/30/2020	$11,434	$11,800	$11,636	$11,916
10/31/2020	$11,419	$11,747	$11,637	$11,898
11/30/2020	$11,573	$11,863	$11,761	$12,219
12/31/2020	$11,646	$11,879	$11,816	$12,298
1/31/2021	$11,628	$11,794	$11,776	$12,177
2/28/2021	$11,554	$11,623	$11,680	$11,997
3/31/2021	$11,482	$11,478	$11,571	$11,834
4/30/2021	$11,568	$11,569	$11,651	$11,957
5/31/2021	$11,591	$11,607	$11,713	$12,027
6/30/2021	$11,635	$11,688	$11,752	$12,206
7/31/2021	$11,690	$11,819	$11,841	$12,350
8/31/2021	$11,692	$11,797	$11,822	$12,323
9/30/2021	$11,641	$11,694	$11,760	$12,204
10/31/2021	$11,570	$11,691	$11,696	$12,208
11/30/2021	$11,510	$11,726	$11,683	$12,191
12/31/2021	$11,546	$11,696	$11,695	$12,205
1/31/2022	$11,312	$11,444	$11,484	$11,843
2/28/2022	$11,223	$11,316	$11,368	$11,620
3/31/2022	$11,022	$11,002	$11,102	$11,339
4/30/2022	$10,747	$10,584	$10,800	$10,767
5/31/2022	$10,820	$10,652	$10,894	$10,836
6/30/2022	$10,500	$10,485	$10,699	$10,514
7/31/2022	$10,849	$10,742	$10,934	$10,861
8/31/2022	$10,648	$10,438	$10,714	$10,554
9/30/2022	$10,328	$9,987	$10,370	$10,021
10/31/2022	$10,382	$9,858	$10,327	$9,945
11/30/2022	$10,614	$10,220	$10,639	$10,412
12/31/2022	$10,614	$10,174	$10,631	$10,355
1/31/2023	$10,840	$10,487	$10,882	$10,781
2/28/2023	$10,636	$10,216	$10,674	$10,461
3/31/2023	$10,776	$10,475	$10,894	$10,719
4/30/2023	$10,851	$10,539	$10,975	$10,794
5/31/2023	$10,808	$10,424	$10,893	$10,651
6/30/2023	$10,833	$10,387	$10,865	$10,688
7/31/2023	$10,905	$10,380	$10,923	$10,739
8/31/2023	$10,920	$10,313	$10,908	$10,665
9/30/2023	$10,765	$10,051	$10,765	$10,400
10/31/2023	$10,666	$9,893	$10,690	$10,212
11/30/2023	$11,096	$10,341	$11,066	$10,778
12/31/2023	$11,397	$10,737	$11,368	$11,209
1/31/2024	$11,416	$10,707	$11,390	$11,215
2/29/2024	$11,327	$10,556	$11,289	$11,067
3/31/2024	$11,448	$10,653	$11,390	$11,206
4/30/2024	$11,290	$10,384	$11,238	$10,946
5/31/2024	$11,412	$10,560	$11,393	$11,143
6/30/2024	$11,524	$10,660	$11,473	$11,222

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 9/28/18
Institutional	6.37%	1.51%	2.50%
Bloomberg US Agg Bond Index	2.63%	(0.23%)	1.12%
Bloomberg US Interm Credit Index	5.60%	1.32%	2.42%
Morningstar Corporate Bond Category	4.98%	0.68%	2.03%

Performance Inception Date									Sep. 28, 2018
Performance Table Market Index Changed [Text Block]

Effective April 29, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. Intermediate Credit Index to the Bloomberg U.S. Aggregate Bond Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The Bloomberg U.S.Intermediate Credit Index is now the Fund’s secondary benchmark.

AssetsNet	$ 258,408,560	$ 258,408,560	$ 258,408,560	$ 258,408,560	$ 258,408,560	$ 258,408,560	$ 258,408,560	$ 258,408,560	$ 258,408,560
Holdings Count | Holding	129	129	129	129	129	129	129	129	129
Advisory Fees Paid, Amount		$ 546,818
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$258,408,560
# of Fund Holdings	129
Fund Turnover Rate	7%
Total Advisory Fees Paid	$546,818

Holdings [Text Block]

Maturity

Value	Value
5 to 10 Years	43.1%
3 to 5 Years	37.9%
1 to 3 Years	12.3%
Less than 1 Year	6.7%

Largest Holdings [Text Block]

Industry Weighting

Basic Materials	3.9%
Financial	5.4%
Communications	12.8%
Technology	13.6%
Consumer Cyclical	18.4%
Industrial	18.7%
Consumer Non-cyclical	27.2%

Material Fund Change [Text Block]
C000015260
Shareholder Report [Line Items]
Fund Name		iMGP Global Select Fund
Class Name		Institutional
Trading Symbol		MSEFX
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual Shareholder Report contains important information about iMGP Global Select Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number		323-372-1960
Additional Information Website		https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.98%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Market concentration in global markets had a significant impact on performance. The largest 10 issuers in the index account for nearly a quarter of the index—of which the fund is underweight the majority of them.

  The fund’s meaningful exposure to small-cap stocks was a headwind to returns during a period when index returns were dominated by the largest companies in the world.

  Both security selection and sector allocation hurt relative returns.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	Institutional	MSCI World Index	Morningstar Global Large-Stock Blend Category	MSCI All Country World Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$9,825	$9,840	$9,804	$9,879
8/31/2014	$10,180	$10,057	$10,032	$10,097
9/30/2014	$9,830	$9,784	$9,702	$9,769
10/31/2014	$9,995	$9,848	$9,790	$9,838
11/30/2014	$10,267	$10,045	$9,965	$10,003
12/31/2014	$10,268	$9,883	$9,804	$9,810
1/31/2015	$9,943	$9,704	$9,706	$9,656
2/28/2015	$10,467	$10,272	$10,227	$10,194
3/31/2015	$10,399	$10,112	$10,093	$10,036
4/30/2015	$10,450	$10,349	$10,325	$10,327
5/31/2015	$10,530	$10,384	$10,375	$10,314
6/30/2015	$10,336	$10,143	$10,137	$10,071
7/31/2015	$10,445	$10,325	$10,239	$10,158
8/31/2015	$9,829	$9,642	$9,589	$9,462
9/30/2015	$9,515	$9,286	$9,281	$9,119
10/31/2015	$10,399	$10,022	$9,943	$9,835
11/30/2015	$10,416	$9,972	$9,899	$9,754
12/31/2015	$10,076	$9,797	$9,718	$9,578
1/31/2016	$9,362	$9,211	$9,223	$9,000
2/29/2016	$9,324	$9,142	$9,177	$8,938
3/31/2016	$10,063	$9,763	$9,779	$9,601
4/30/2016	$10,333	$9,917	$9,913	$9,742
5/31/2016	$10,483	$9,973	$9,967	$9,755
6/30/2016	$10,201	$9,861	$9,919	$9,696
7/31/2016	$10,646	$10,278	$10,319	$10,114
8/31/2016	$10,815	$10,286	$10,323	$10,148
9/30/2016	$10,865	$10,341	$10,390	$10,210
10/31/2016	$10,690	$10,141	$10,138	$10,036
11/30/2016	$11,279	$10,287	$10,221	$10,113
12/31/2016	$11,283	$10,533	$10,392	$10,331
1/31/2017	$11,668	$10,787	$10,676	$10,614
2/28/2017	$11,840	$11,086	$10,940	$10,911
3/31/2017	$11,807	$11,204	$11,075	$11,045
4/30/2017	$11,939	$11,370	$11,264	$11,217
5/31/2017	$11,999	$11,611	$11,510	$11,465
6/30/2017	$12,171	$11,655	$11,565	$11,517
7/31/2017	$12,543	$11,934	$11,829	$11,839
8/31/2017	$12,529	$11,951	$11,857	$11,884
9/30/2017	$12,927	$12,219	$12,080	$12,114
10/31/2017	$13,226	$12,450	$12,296	$12,365
11/30/2017	$13,444	$12,720	$12,527	$12,605
12/31/2017	$13,670	$12,892	$12,706	$12,808
1/31/2018	$14,600	$13,573	$13,323	$13,530
2/28/2018	$14,135	$13,010	$12,737	$12,962
3/31/2018	$13,842	$12,727	$12,566	$12,685
4/30/2018	$13,856	$12,873	$12,638	$12,806
5/31/2018	$14,049	$12,954	$12,697	$12,822
6/30/2018	$14,042	$12,948	$12,634	$12,752
7/31/2018	$14,450	$13,352	$13,003	$13,137
8/31/2018	$14,736	$13,517	$13,061	$13,240
9/30/2018	$14,643	$13,592	$13,080	$13,298
10/31/2018	$13,240	$12,594	$12,112	$12,301
11/30/2018	$13,548	$12,737	$12,314	$12,481
12/31/2018	$12,315	$11,769	$11,424	$11,602
1/31/2019	$13,700	$12,685	$12,308	$12,518
2/28/2019	$14,012	$13,066	$12,641	$12,853
3/31/2019	$14,045	$13,238	$12,785	$13,015
4/30/2019	$14,840	$13,707	$13,197	$13,454
5/31/2019	$13,758	$12,916	$12,459	$12,656
6/30/2019	$14,668	$13,767	$13,240	$13,485
7/31/2019	$14,741	$13,835	$13,247	$13,524
8/31/2019	$14,118	$13,552	$13,022	$13,203
9/30/2019	$14,266	$13,841	$13,274	$13,481
10/31/2019	$14,569	$14,193	$13,566	$13,850
11/30/2019	$15,242	$14,588	$13,882	$14,188
12/31/2019	$15,707	$15,025	$14,329	$14,688
1/31/2020	$15,510	$14,934	$14,129	$14,526
2/29/2020	$14,338	$13,672	$13,068	$13,352
3/31/2020	$11,841	$11,862	$11,246	$11,550
4/30/2020	$13,443	$13,158	$12,364	$12,787
5/31/2020	$14,239	$13,794	$12,922	$13,343
6/30/2020	$14,526	$14,159	$13,243	$13,769
7/31/2020	$15,170	$14,836	$13,901	$14,498
8/31/2020	$16,137	$15,827	$14,645	$15,385
9/30/2020	$15,618	$15,281	$14,263	$14,889
10/31/2020	$15,824	$14,813	$13,901	$14,527
11/30/2020	$17,855	$16,706	$15,547	$16,318
12/31/2020	$18,773	$17,415	$16,276	$17,075
1/31/2021	$18,672	$17,242	$16,185	$16,998
2/28/2021	$19,902	$17,683	$16,601	$17,391
3/31/2021	$20,396	$18,272	$17,130	$17,856
4/30/2021	$21,757	$19,122	$17,814	$18,637
5/31/2021	$21,818	$19,398	$18,132	$18,927
6/30/2021	$21,888	$19,687	$18,248	$19,176
7/31/2021	$21,979	$20,039	$18,388	$19,308
8/31/2021	$22,382	$20,538	$18,755	$19,791
9/30/2021	$21,737	$19,685	$17,919	$18,974
10/31/2021	$22,695	$20,800	$18,835	$19,942
11/30/2021	$21,384	$20,345	$18,320	$19,462
12/31/2021	$22,105	$21,214	$19,082	$20,241
1/31/2022	$20,741	$20,092	$18,123	$19,247
2/28/2022	$20,271	$19,584	$17,658	$18,749
3/31/2022	$19,930	$20,121	$17,934	$19,156
4/30/2022	$17,837	$18,450	$16,660	$17,622
5/31/2022	$17,813	$18,463	$16,777	$17,643
6/30/2022	$16,108	$16,864	$15,433	$16,156
7/31/2022	$17,366	$18,203	$16,349	$17,284
8/31/2022	$16,543	$17,442	$15,698	$16,648
9/30/2022	$14,603	$15,821	$14,270	$15,054
10/31/2022	$15,426	$16,957	$15,170	$15,962
11/30/2022	$16,849	$18,136	$16,417	$17,200
12/31/2022	$16,463	$17,366	$15,759	$16,524
1/31/2023	$17,710	$18,594	$16,838	$17,708
2/28/2023	$17,156	$18,147	$16,335	$17,200
3/31/2023	$17,633	$18,708	$16,755	$17,731
4/30/2023	$18,049	$19,036	$16,987	$17,986
5/31/2023	$17,433	$18,846	$16,653	$17,793
6/30/2023	$18,434	$19,986	$17,564	$18,826
7/31/2023	$19,004	$20,657	$18,070	$19,515
8/31/2023	$18,234	$20,164	$17,534	$18,970
9/30/2023	$17,387	$19,294	$16,789	$18,186
10/31/2023	$16,848	$18,734	$16,289	$17,639
11/30/2023	$18,403	$20,490	$17,666	$19,267
12/31/2023	$19,304	$21,496	$18,557	$20,192
1/31/2024	$19,064	$21,754	$18,526	$20,311
2/29/2024	$19,577	$22,677	$19,240	$21,182
3/31/2024	$19,898	$23,405	$19,845	$21,847
4/30/2024	$19,000	$22,536	$19,140	$21,126
5/31/2024	$19,240	$23,542	$19,946	$21,984
6/30/2024	$19,080	$24,021	$20,076	$22,474

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	3.50%	5.40%	6.67%
MSCI World Index	20.19%	11.78%	9.16%
Morningstar Global Large-Stock Blend Category	14.30%	8.68%	7.22%
MSCI All Country World Index	19.38%	10.76%	8.43%

AssetsNet	$ 105,791,680	$ 105,791,680	$ 105,791,680	$ 105,791,680	$ 105,791,680	$ 105,791,680	$ 105,791,680	$ 105,791,680	$ 105,791,680
Holdings Count | Holding	86	86	86	86	86	86	86	86	86
Advisory Fees Paid, Amount		$ 325,861
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$105,791,680
# of Fund Holdings	86
Fund Turnover Rate	39%
Total Advisory Fees Paid	$325,861

Holdings [Text Block]

Industry Weighting

Value	Value
Real Estate	2.0%
Cash	2.7
Utilities	5.0
Communication Services	6.4
Consumer Discretionary	7.5
Industrials	9.3
Consumer Staples	9.6
Information Technology	17.0
Finance	17.7
Health Care & Pharmaceuticals	22.8

Largest Holdings [Text Block]

Top Ten Holdings

VISA Inc-Class A Shares	3.6%
Samsung Electronics Co Ltd Pfd Registered Shs Non-Voting	2.5%
Oracle Corp	2.5%
Amazon.com Inc	2.5%
McKesson Corp	2.4%
Henkel AG & Co KGaA Pfd Bearer Shs Non Vtg	2.4%
Brookfield Corp Registered Shs -A- Limited Vtg	2.3%
Alphabet Inc	2.2%
Comcast Corp Class A	2.2%
Markel Group Inc	2.1%

Material Fund Change [Text Block]
C000183970
Shareholder Report [Line Items]
Fund Name		iMGP High Income Fund
Class Name		Institutional
Trading Symbol		MAHIX
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual Shareholder Report contains important information about iMGP High Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number		323-372-1960
Additional Information Website		https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.98%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The fund gained 4.24% in the first half of the year. Attribution was split among subadvisors almost exactly in proportion to their allocation. BBH and Guggenheim each manage 40% of the fund’s capital, and Neuberger Berman (NB) manages 20%, while gains were attributable approximately 40% to BBH, 38% to Guggenheim, and 22% to NB.

  The BBH portfolio had a duration of 2.1 and Guggenheim’s duration was 2.2. The yield-to-maturity of the BBH portfolio was 8.6%, and for Guggenheim it was 8.5%.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	Institutional	Bloomberg US Agg Bond Index	ICE BofA US High Yield Index	Morningstar Nontraditional Bond Category
9/27/2018	$10,000	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,003	$10,000
10/31/2018	$9,869	$9,921	$9,840	$9,941
11/30/2018	$9,901	$9,980	$9,750	$9,900
12/31/2018	$9,692	$10,164	$9,537	$9,833
1/31/2019	$9,960	$10,271	$9,975	$10,009
2/28/2019	$10,014	$10,266	$10,143	$10,075
3/31/2019	$10,092	$10,463	$10,242	$10,110
4/30/2019	$10,172	$10,465	$10,386	$10,188
5/31/2019	$10,125	$10,651	$10,254	$10,164
6/30/2019	$10,245	$10,785	$10,505	$10,266
7/31/2019	$10,296	$10,809	$10,559	$10,310
8/31/2019	$10,288	$11,089	$10,600	$10,283
9/30/2019	$10,355	$11,030	$10,634	$10,317
10/31/2019	$10,382	$11,063	$10,659	$10,346
11/30/2019	$10,416	$11,057	$10,688	$10,374
12/31/2019	$10,504	$11,049	$10,911	$10,494
1/31/2020	$10,562	$11,262	$10,911	$10,519
2/29/2020	$10,306	$11,465	$10,742	$10,450
3/31/2020	$9,055	$11,397	$9,479	$9,694
4/30/2020	$9,484	$11,600	$9,839	$9,883
5/31/2020	$9,774	$11,654	$10,289	$10,093
6/30/2020	$9,973	$11,727	$10,390	$10,223
7/31/2020	$10,204	$11,903	$10,886	$10,411
8/31/2020	$10,399	$11,806	$10,993	$10,483
9/30/2020	$10,418	$11,800	$10,879	$10,455
10/31/2020	$10,370	$11,747	$10,930	$10,472
11/30/2020	$10,910	$11,863	$11,367	$10,701
12/31/2020	$11,094	$11,879	$11,584	$10,838
1/31/2021	$11,147	$11,794	$11,628	$10,868
2/28/2021	$11,259	$11,623	$11,669	$10,890
3/31/2021	$11,330	$11,478	$11,689	$10,886
4/30/2021	$11,427	$11,569	$11,817	$10,958
5/31/2021	$11,488	$11,607	$11,851	$10,996
6/30/2021	$11,576	$11,688	$12,013	$11,035
7/31/2021	$11,619	$11,819	$12,056	$11,033
8/31/2021	$11,671	$11,797	$12,121	$11,064
9/30/2021	$11,682	$11,694	$12,125	$11,028
10/31/2021	$11,727	$11,691	$12,104	$11,018
11/30/2021	$11,700	$11,726	$11,980	$10,945
12/31/2021	$11,806	$11,696	$12,205	$11,004
1/31/2022	$11,634	$11,444	$11,870	$10,906
2/28/2022	$11,545	$11,316	$11,763	$10,800
3/31/2022	$11,519	$11,002	$11,654	$10,723
4/30/2022	$11,308	$10,584	$11,230	$10,574
5/31/2022	$11,207	$10,652	$11,258	$10,532
6/30/2022	$10,879	$10,485	$10,492	$10,268
7/31/2022	$11,173	$10,742	$11,124	$10,436
8/31/2022	$11,094	$10,438	$10,858	$10,370
9/30/2022	$10,734	$9,987	$10,421	$10,127
10/31/2022	$10,788	$9,858	$10,718	$10,141
11/30/2022	$10,997	$10,220	$10,918	$10,318
12/31/2022	$10,997	$10,174	$10,836	$10,302
1/31/2023	$11,342	$10,487	$11,260	$10,526
2/28/2023	$11,318	$10,216	$11,114	$10,439
3/31/2023	$11,349	$10,475	$11,239	$10,460
4/30/2023	$11,456	$10,539	$11,348	$10,505
5/31/2023	$11,484	$10,424	$11,240	$10,473
6/30/2023	$11,588	$10,387	$11,423	$10,556
7/31/2023	$11,726	$10,380	$11,585	$10,657
8/31/2023	$11,820	$10,313	$11,618	$10,643
9/30/2023	$11,765	$10,051	$11,483	$10,572
10/31/2023	$11,733	$9,893	$11,341	$10,516
11/30/2023	$12,038	$10,341	$11,857	$10,770
12/31/2023	$12,352	$10,737	$12,294	$11,004
1/31/2024	$12,427	$10,707	$12,297	$11,050
2/29/2024	$12,485	$10,556	$12,333	$11,084
3/31/2024	$12,631	$10,653	$12,480	$11,198
4/30/2024	$12,616	$10,384	$12,355	$11,147
5/31/2024	$12,776	$10,560	$12,495	$11,258
6/30/2024	$12,876	$10,660	$12,616	$11,300

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 9/28/18
Institutional	11.12%	4.68%	4.49%
Bloomberg US Agg Bond Index	2.63%	(0.23%)	1.12%
ICE BofA US High Yield Index	10.45%	3.73%	4.12%
Morningstar Nontraditional Bond Category	7.04%	1.92%	2.11%

Performance Inception Date									Sep. 28, 2018
AssetsNet	$ 115,561,662	$ 115,561,662	$ 115,561,662	$ 115,561,662	$ 115,561,662	$ 115,561,662	$ 115,561,662	$ 115,561,662	$ 115,561,662
Holdings Count | Holding	589	589	589	589	589	589	589	589	589
Advisory Fees Paid, Amount		$ 290,584
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$115,561,662
# of Fund Holdings	589
Fund Turnover Rate	15%
Total Advisory Fees Paid	$290,584

Holdings [Text Block]

Maturity

Value	Value
Greater than 10 Years	36.4%
5 to 10 Years	24.4%
3 to 5 Years	21.7%
1 to 3 Years	12.2%
Less than 1 Year	5.3%

Largest Holdings [Text Block]

Asset Allocation

Preferred Stock	1.6%
Other	1.6%
Government	4.4%
Cash & Equivalents	5.5%
Mortgage-backed Securities	6.2%
Bank Loans	14.7%
Options	15.4%
Asset-backed Securities	17.3%
Corporate Bonds	33.4%

Material Fund Change [Text Block]
C000015261
Shareholder Report [Line Items]
Fund Name		iMGP International Fund
Class Name		Institutional
Trading Symbol		MSILX
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual Shareholder Report contains important information about iMGP International Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number		323-372-1960
Additional Information Website		https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	1.10%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Security selection within the consumer discretionary and industrials sectors had a negative impact on relative fund returns.

  Fund positions in the consumer staples and materials sectors were positive but not enough to overcome headwinds from other sectors.

  From a regional perspective, the fund is meaningfully overweight to European companies and underweight the Japanese market.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index	Morningstar Foreign Large Blend Category
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,703	$9,804	$9,759
8/31/2014	$9,745	$9,789	$9,824
9/30/2014	$9,331	$9,412	$9,438
10/31/2014	$9,379	$9,276	$9,388
11/30/2014	$9,512	$9,402	$9,468
12/31/2014	$9,325	$9,076	$9,142
1/31/2015	$9,309	$9,121	$9,189
2/28/2015	$10,056	$9,666	$9,693
3/31/2015	$9,835	$9,519	$9,570
4/30/2015	$10,163	$9,908	$9,945
5/31/2015	$10,244	$9,857	$9,954
6/30/2015	$9,921	$9,578	$9,677
7/31/2015	$9,938	$9,777	$9,746
8/31/2015	$9,148	$9,057	$9,058
9/30/2015	$8,750	$8,597	$8,680
10/31/2015	$9,223	$9,269	$9,244
11/30/2015	$9,067	$9,125	$9,161
12/31/2015	$8,811	$9,002	$8,991
1/31/2016	$8,155	$8,351	$8,463
2/29/2016	$7,975	$8,198	$8,249
3/31/2016	$8,461	$8,732	$8,816
4/30/2016	$8,423	$8,985	$8,959
5/31/2016	$8,417	$8,903	$8,950
6/30/2016	$7,909	$8,604	$8,722
7/31/2016	$8,275	$9,040	$9,095
8/31/2016	$8,330	$9,047	$9,141
9/30/2016	$8,510	$9,158	$9,263
10/31/2016	$8,346	$8,970	$9,060
11/30/2016	$8,188	$8,792	$8,861
12/31/2016	$8,404	$9,092	$9,051
1/31/2017	$8,660	$9,356	$9,358
2/28/2017	$8,819	$9,490	$9,472
3/31/2017	$9,093	$9,751	$9,755
4/30/2017	$9,394	$9,999	$10,018
5/31/2017	$9,741	$10,366	$10,357
6/30/2017	$9,650	$10,348	$10,365
7/31/2017	$10,037	$10,646	$10,675
8/31/2017	$9,849	$10,642	$10,701
9/30/2017	$10,117	$10,907	$10,920
10/31/2017	$10,077	$11,073	$11,096
11/30/2017	$10,066	$11,189	$11,175
12/31/2017	$10,389	$11,369	$11,351
1/31/2018	$10,998	$11,939	$11,912
2/28/2018	$10,406	$11,400	$11,346
3/31/2018	$10,272	$11,194	$11,255
4/30/2018	$10,418	$11,450	$11,388
5/31/2018	$10,336	$11,193	$11,202
6/30/2018	$10,231	$11,056	$11,011
7/31/2018	$10,354	$11,328	$11,266
8/31/2018	$10,002	$11,109	$11,048
9/30/2018	$9,926	$11,206	$11,098
10/31/2018	$9,047	$10,314	$10,185
11/30/2018	$8,977	$10,301	$10,212
12/31/2018	$8,227	$9,801	$9,695
1/31/2019	$9,024	$10,445	$10,386
2/28/2019	$9,402	$10,711	$10,614
3/31/2019	$9,514	$10,779	$10,686
4/30/2019	$10,033	$11,082	$10,979
5/31/2019	$9,130	$10,550	$10,408
6/30/2019	$9,715	$11,175	$11,002
7/31/2019	$9,662	$11,034	$10,812
8/31/2019	$9,431	$10,748	$10,585
9/30/2019	$9,697	$11,056	$10,862
10/31/2019	$10,087	$11,453	$11,224
11/30/2019	$10,264	$11,582	$11,366
12/31/2019	$10,733	$11,958	$11,770
1/31/2020	$10,022	$11,709	$11,462
2/29/2020	$9,128	$10,650	$10,597
3/31/2020	$7,200	$9,229	$9,025
4/30/2020	$7,790	$9,825	$9,668
5/31/2020	$8,063	$10,253	$10,123
6/30/2020	$8,282	$10,602	$10,489
7/31/2020	$8,647	$10,849	$10,824
8/31/2020	$9,201	$11,407	$11,327
9/30/2020	$8,878	$11,110	$11,098
10/31/2020	$8,647	$10,667	$10,740
11/30/2020	$10,563	$12,320	$12,210
12/31/2020	$11,272	$12,893	$12,840
1/31/2021	$10,936	$12,756	$12,732
2/28/2021	$11,639	$13,042	$13,018
3/31/2021	$11,900	$13,342	$13,324
4/30/2021	$12,255	$13,743	$13,704
5/31/2021	$12,678	$14,191	$14,161
6/30/2021	$12,249	$14,032	$14,006
7/31/2021	$12,174	$14,137	$14,008
8/31/2021	$12,379	$14,387	$14,243
9/30/2021	$12,180	$13,969	$13,741
10/31/2021	$12,790	$14,313	$14,118
11/30/2021	$11,813	$13,647	$13,495
12/31/2021	$12,597	$14,345	$14,097
1/31/2022	$12,061	$13,652	$13,573
2/28/2022	$11,512	$13,411	$13,155
3/31/2022	$11,247	$13,497	$13,109
4/30/2022	$10,491	$12,624	$12,300
5/31/2022	$10,756	$12,718	$12,472
6/30/2022	$9,767	$11,538	$11,384
7/31/2022	$10,226	$12,113	$11,891
8/31/2022	$9,554	$11,538	$11,286
9/30/2022	$8,456	$10,459	$10,235
10/31/2022	$9,083	$11,021	$10,728
11/30/2022	$10,136	$12,262	$12,069
12/31/2022	$9,879	$12,272	$11,875
1/31/2023	$10,954	$13,266	$12,856
2/28/2023	$10,758	$12,989	$12,473
3/31/2023	$11,104	$13,311	$12,795
4/30/2023	$11,260	$13,687	$13,084
5/31/2023	$10,837	$13,108	$12,610
6/30/2023	$11,443	$13,704	$13,166
7/31/2023	$11,664	$14,148	$13,551
8/31/2023	$11,215	$13,606	$13,037
9/30/2023	$10,693	$13,141	$12,575
10/31/2023	$9,898	$12,608	$12,142
11/30/2023	$11,052	$13,778	$13,148
12/31/2023	$11,598	$14,510	$13,809
1/31/2024	$11,466	$14,594	$13,704
2/29/2024	$11,966	$14,861	$14,080
3/31/2024	$12,374	$15,350	$14,531
4/30/2024	$11,775	$14,957	$14,159
5/31/2024	$12,177	$15,536	$14,794
6/30/2024	$11,986	$15,285	$14,554

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional	4.75%	4.29%	1.83%
MSCI EAFE Index	11.54%	6.46%	4.33%
Morningstar Foreign Large Blend Category	10.54%	5.75%	3.82%

AssetsNet	$ 192,293,327	$ 192,293,327	$ 192,293,327	$ 192,293,327	$ 192,293,327	$ 192,293,327	$ 192,293,327	$ 192,293,327	$ 192,293,327
Holdings Count | Holding	49	49	49	49	49	49	49	49	49
Advisory Fees Paid, Amount		$ 959,977
InvestmentCompanyPortfolioTurnover		19.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$192,293,327
# of Fund Holdings	49
Fund Turnover Rate	19%
Total Advisory Fees Paid	$959,977

Holdings [Text Block]

Industry Weighting

Value	Value
Materials	2.7%
Cash	2.9
Communication Services	3.6
Consumer Staples	5.7
Industrials	13.4
Consumer Discretionary	14.3
Finance	16.9
Information Technology	17.4
Health Care & Pharmaceuticals	23.2

Largest Holdings [Text Block]

Top Ten Holdings

Icon Plc	7.1%
SAP SE	4.5%
Sage Group (The) PLC	3.6%
Ryanair Holdings PLC ADR	3.5%
Coca-Cola Europacific Partners PLC	3.4%
Taiwan Semiconductor Manufacturing Co Ltd	3.3%
Bayer AG	2.9%
Novo Nordisk A/S Class B	2.8%
Siemens Healthineers AG Registered Shares	2.8%
Mercedes-Benz Group AG	2.7%

Material Fund Change [Text Block]
C000222757
Shareholder Report [Line Items]
Fund Name		iMGP Oldfield International Value Fund
Class Name		Institutional
Trading Symbol		POIVX
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual Shareholder Report contains important information about iMGP Oldfield International Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		323-372-1960
Additional Information Website		https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.95%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Security selection within the financials and health care sectors had a negative impact on relative fund returns.

  The financial sector was among the better performing sectors within the value benchmark, however, stock positions within the fund underperformed.

  Sector allocation was positive in the first half of the year due to underweights to the utilities and materials sectors.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index	Morningstar Foreign Large Value Category	MSCI EAFE Value Index
11/29/2020	$10,000	$10,000	$10,000	$10,000
11/30/2020	$10,000	$10,000	$10,000	$10,000
12/31/2020	$10,600	$10,465	$10,518	$10,443
1/31/2021	$10,450	$10,353	$10,452	$10,362
2/28/2021	$11,090	$10,586	$10,859	$10,855
3/31/2021	$11,750	$10,829	$11,266	$11,220
4/30/2021	$11,990	$11,155	$11,525	$11,435
5/31/2021	$12,630	$11,519	$11,997	$11,831
6/30/2021	$12,330	$11,389	$11,733	$11,558
7/31/2021	$12,190	$11,475	$11,681	$11,530
8/31/2021	$12,240	$11,677	$11,795	$11,661
9/30/2021	$12,070	$11,338	$11,496	$11,446
10/31/2021	$12,110	$11,617	$11,733	$11,629
11/30/2021	$11,270	$11,077	$11,140	$10,929
12/31/2021	$12,000	$11,644	$11,756	$11,580
1/31/2022	$12,227	$11,081	$11,794	$11,701
2/28/2022	$11,866	$10,885	$11,517	$11,542
3/31/2022	$11,630	$10,955	$11,498	$11,619
4/30/2022	$11,033	$10,246	$10,932	$11,031
5/31/2022	$11,269	$10,323	$11,261	$11,303
6/30/2022	$9,993	$9,365	$10,191	$10,177
7/31/2022	$10,179	$9,832	$10,448	$10,389
8/31/2022	$9,561	$9,365	$9,987	$10,039
9/30/2022	$8,470	$8,489	$9,041	$9,139
10/31/2022	$9,067	$8,945	$9,568	$9,728
11/30/2022	$10,271	$9,953	$10,740	$10,797
12/31/2022	$10,214	$9,961	$10,669	$10,934
1/31/2023	$11,311	$10,768	$11,536	$11,778
2/28/2023	$10,945	$10,543	$11,288	$11,613
3/31/2023	$11,395	$10,804	$11,453	$11,583
4/30/2023	$11,614	$11,109	$11,746	$11,956
5/31/2023	$11,071	$10,639	$11,199	$11,312
6/30/2023	$11,311	$11,123	$11,770	$11,948
7/31/2023	$11,604	$11,483	$12,222	$12,491
8/31/2023	$11,301	$11,043	$11,815	$12,121
9/30/2023	$11,018	$10,666	$11,534	$12,018
10/31/2023	$10,297	$10,234	$11,088	$11,490
11/30/2023	$11,322	$11,183	$11,949	$12,400
12/31/2023	$12,025	$11,778	$12,535	$13,006
1/31/2024	$11,532	$11,845	$12,385	$12,997
2/29/2024	$11,639	$12,062	$12,563	$13,021
3/31/2024	$12,057	$12,459	$13,036	$13,589
4/30/2024	$11,853	$12,140	$12,836	$13,450
5/31/2024	$12,368	$12,610	$13,433	$13,980
6/30/2024	$12,089	$12,407	$13,040	$13,590

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/30/20
Institutional	6.88%	5.44%
MSCI EAFE Index	11.54%	6.21%
Morningstar Foreign Large Value Category	10.77%	7.73%
MSCI EAFE Value Index	13.75%	8.94%

Performance Inception Date					Nov. 30, 2020
Performance Table Market Index Changed [Text Block]

Effective April 29, 2024, the iMGP Oldfield International Value Fund’s primary benchmark changed from the MSCI EAFE Value Index to the MSCI EAFE Index in order to meet the SEC’s new definition of an appropriate broad-based securities market index. The MSCI EAFE Value Index is now the Fund’s secondary benchmark.

AssetsNet	$ 32,680,195	$ 32,680,195	$ 32,680,195	$ 32,680,195	$ 32,680,195	$ 32,680,195	$ 32,680,195	$ 32,680,195	$ 32,680,195
Holdings Count | Holding	21	21	21	21	21	21	21	21	21
Advisory Fees Paid, Amount		$ 38,448
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$32,680,195
# of Fund Holdings	21
Fund Turnover Rate	25%
Total Advisory Fees Paid	$38,448

Holdings [Text Block]

Industry Weighting

Value	Value
Cash	3.1%
Information Technology	4.9
Energy	5.6
Communication Services	7.0
Health Care & Pharmaceuticals	10.2
Finance	15.0
Consumer Discretionary	15.6
Industrials	16.8
Consumer Staples	21.9

Largest Holdings [Text Block]

Top Ten Holdings

BT Group PLC	7.0%
Heineken Holding NV	5.7%
Eni SpA	5.6%
Fresenius SE & Co KGaA	5.2%
KT&G Corp	5.1%
Svenska Handelsbanken AB Class A	5.1%
Michelin	5.0%
Sanofi SA	5.0%
EXOR NV	5.0%
Lloyds Banking Group PLC	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since the end of the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960. At the recommendation of iM Global Partner Fund Management, LLC, the Fund’s investment adviser, the Board of Trustees of the Fund approved the liquidation and termination of the Fund. Effective on or about August 23, 2024, the Fund will be closed to new investors. The Fund will redeem shares or exchange Fund shares for shares of other iMGP Funds through September 19, 2024. On or about September 20, 2024, the Fund will cease operations and liquidate its assets.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since the end of the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960. At the recommendation of iM Global Partner Fund Management, LLC, the Fund’s investment adviser, the Board of Trustees of the Fund approved the liquidation and termination of the Fund. Effective on or about August 23, 2024, the Fund will be closed to new investors. The Fund will redeem shares or exchange Fund shares for shares of other iMGP Funds through September 19, 2024. On or about September 20, 2024, the Fund will cease operations and liquidate its assets.

Updated Prospectus Phone Number		323-372-1960
Updated Prospectus Web Address		imgpfunds.com
C000244515
Shareholder Report [Line Items]
Fund Name		Polen Capital Global Growth ETF
Trading Symbol		PCGG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This Semi-Annual Shareholder Report contains important information about Polen Capital Global Growth ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://imgpfunds.com/shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number		323-372-1960
Additional Information Website		https://imgpfunds.com/shareholder-reports/
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$43	0.85%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Artificial intelligence (AI) remained the dominant narrative in markets with narrow market leadership from companies perceived to be AI beneficiaries.

  We continue to believe the Fund is well-positioned to deliver long-term earning growth that may drive our long-term investment returns.

  Our portfolios continue to contain businesses with stronger balance sheets, higher profitability, and faster growth than average that should be able to grow rain or shine.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of the Fund’s future performance. Visit imgpfunds.com for the most recent performance information. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Line Graph [Table Text Block]
	ETF	MSCI All Country World Index	Morningstar Global Large-Stock Growth
8/29/2023	$10,000	$10,000	$10,000
8/31/2023	$10,052	$10,027	$10,003
9/30/2023	$9,427	$9,612	$9,451
10/31/2023	$9,209	$9,323	$9,133
11/30/2023	$10,260	$10,184	$10,102
12/31/2023	$10,503	$10,673	$10,652
1/31/2024	$10,823	$10,736	$10,689
2/29/2024	$11,257	$11,196	$11,330
3/31/2024	$11,312	$11,548	$11,611
4/30/2024	$10,644	$11,167	$11,107
5/31/2024	$10,610	$11,620	$11,565
6/30/2024	$11,095	$11,879	$11,785

Average Annual Return [Table Text Block]
Since Inception 8/29/23
ETF	10.95%
MSCI All Country World Index	18.79%
Morningstar Global Large-Stock Growth	18.10%

Performance Inception Date			Aug. 29, 2023
AssetsNet	$ 113,727,502	$ 113,727,502	$ 113,727,502	$ 113,727,502	$ 113,727,502	$ 113,727,502	$ 113,727,502	$ 113,727,502	$ 113,727,502
Holdings Count | Holding	28	28	28	28	28	28	28	28	28
Advisory Fees Paid, Amount		$ 337,635
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$113,727,502
# of Fund Holdings	28
Fund Turnover Rate	10%
Total Advisory Fees Paid	$337,635

Holdings [Text Block]

Industry Weighting

Value	Value
Consumer Staples	2.8%
Cash	3.0
Industrials	4.5
Communication Services	8.7
Consumer Discretionary	12.8
Finance	15.4
Health Care & Pharmaceuticals	20.6
Information Technology	32.1

Largest Holdings [Text Block]

Top Ten Holdings

Amazon.com Inc	9.9%
Alphabet Inc	8.7%
Microsoft Corp	6.9%
SAP SE	6.6%
Adobe Inc	4.7%
Abbott Laboratories	4.3%
Mastercarrd Inc - A	4.3%
VISA Inc-Class A Shares	4.1%
Workday Inc Class A	3.9%
Icon Plc	3.8%

Material Fund Change [Text Block]